Vanguard® U.S. Momentum Factor ETF
Schedule of Investments (unaudited)
As of August 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (4.6%)
	US Steel Corp.	63,472	1,452
	Nucor Corp.	6,932	922
	Steel Dynamics Inc.	7,213	582
	CF Industries Holdings Inc.	4,435	459
	Ryerson Holding Corp.	15,748	449
	Olin Corp.	7,965	435
	Chemours Co.	11,944	403
	Sensient Technologies Corp.	4,899	390
	Mosaic Co.	7,107	383
	Westlake Corp.	3,468	342
	Alcoa Corp.	6,807	337
*	Univar Solutions Inc.	13,035	329
*	LSB Industries Inc.	20,299	320
*	US Silica Holdings Inc.	19,911	279
*	TimkenSteel Corp.	17,937	275
	Valvoline Inc.	9,424	274
	Mueller Industries Inc.	4,181	264
*	Intrepid Potash Inc.	4,964	232
	Boise Cascade Co.	3,242	202
	Huntsman Corp.	6,928	194
	American Vanguard Corp.	9,660	193
	AdvanSix Inc.	5,281	191
	Materion Corp.	1,995	172
*	Uranium Energy Corp.	36,751	166
*	Livent Corp.	5,004	161
	Albemarle Corp.	465	125
*	Energy Fuels Inc.	14,685	119
*	Hycroft Mining Holding Corp.	114,054	91
	SSR Mining Inc. (XTSE)	6,471	87
	Reliance Steel & Aluminum Co.	391	74
	Tronox Holdings plc Class A	4,930	72
	Commercial Metals Co.	1,478	60
			10,034
Consumer Discretionary (9.0%)
	Costco Wholesale Corp.	3,692	1,928
*	O'Reilly Automotive Inc.	2,481	1,730
*	AutoZone Inc.	795	1,685
*	Tesla Inc.	3,624	999
	H&R Block Inc.	15,954	718
	McDonald's Corp.	2,845	718
*	Liberty Media Corp.-Liberty Formula One Class C	10,769	686
	Murphy USA Inc.	2,089	606

		Shares	Market Value ($000)
*	BJ's Wholesale Club Holdings Inc.	8,127	605
	Marriott International Inc. Class A	3,937	605
*	Avis Budget Group Inc.	3,534	592
*	Dollar Tree Inc.	4,135	561
	Yum! Brands Inc.	4,583	510
*	Mattel Inc.	19,505	431
*	Kura Sushi USA Inc. Class A	4,643	347
	Rush Enterprises Inc. Class A	6,711	316
	Standard Motor Products Inc.	8,150	299
	Lowe's Cos. Inc.	1,535	298
*	Live Nation Entertainment Inc.	2,937	265
	Laureate Education Inc. Class A	23,442	258
	Dillard's Inc. Class A	863	256
	Dollar General Corp.	1,052	250
	Service Corp. International	3,551	219
	Dick's Sporting Goods Inc.	2,050	218
*	Genesco Inc.	3,848	218
*	Chico's FAS Inc.	37,969	216
*	Instructure Holdings Inc.	9,355	213
*	Liberty Media Corp.- Liberty Formula One Class A	3,643	212
	Interpublic Group of Cos. Inc.	7,196	199
	RCI Hospitality Holdings Inc.	3,022	197
	A-Mark Precious Metals Inc.	6,342	196
	Scholastic Corp.	4,078	187
*	Golden Entertainment Inc.	4,477	171
	Signet Jewelers Ltd.	2,440	159
	Movado Group Inc.	4,728	151
*	Stride Inc.	3,947	151
*	Bowlero Corp.	11,121	131
*	Hertz Global Holdings Inc.	7,003	129
	Macy's Inc.	7,167	124
*	Stagwell Inc.	17,167	116
	Penske Automotive Group Inc.	967	114
*	TravelCenters of America Inc.	2,101	114
	Nexstar Media Group Inc. Class A	573	110
*	Hyatt Hotels Corp. Class A	1,178	106
*	Urban One Inc. (XNCM)	19,177	105
	Advance Auto Parts Inc.	580	98
	Red Rock Resorts Inc. Class A	2,250	86
	Designer Brands Inc. Class A	4,789	82
*	Everi Holdings Inc.	4,094	76
*	Lululemon Athletica Inc.	236	71
	Rollins Inc.	2,049	69
	Choice Hotels International Inc.	587	67
	Interface Inc. Class A	5,826	65
	Entravision Communications Corp. Class A	12,498	63
*	Trade Desk Inc. Class A	957	60
*	Monarch Casino & Resort Inc.	966	58
*	Master Craft Boat Holdings Inc.	2,267	55
	Churchill Downs Inc.	250	49
	Pool Corp.	144	49
	Tractor Supply Co.	263	49
	Carriage Services Inc. Class A	1,302	46
	Group 1 Automotive Inc.	260	46
	Franchise Group Inc.	1,354	46
*	ODP Corp.	1,292	46
*	SeaWorld Entertainment Inc.	882	44
	International Game Technology plc	2,419	43

		Shares	Market Value ($000)
*	Arlo Technologies Inc.	5,986	36
			19,723
Consumer Staples (12.0%)
	McKesson Corp.	6,748	2,477
	General Mills Inc.	22,288	1,712
	Archer-Daniels-Midland Co.	19,198	1,687
	Hershey Co.	7,504	1,686
	CVS Health Corp.	16,420	1,612
	Coca-Cola Co.	24,098	1,487
	Altria Group Inc.	28,217	1,273
	Church & Dwight Co. Inc.	13,634	1,141
	Flowers Foods Inc.	32,007	874
	Ingles Markets Inc. Class A	9,620	842
	Procter & Gamble Co.	5,777	797
	PepsiCo Inc.	4,590	791
	Kellogg Co.	10,103	735
	Tyson Foods Inc. Class A	9,392	708
	Philip Morris International Inc.	6,742	644
	Weis Markets Inc.	7,637	593
	SpartanNash Co.	19,385	590
	Kroger Co.	11,069	531
	Reynolds Consumer Products Inc.	16,328	456
*	Hostess Brands Inc. Class A	19,358	449
	Coca-Cola Consolidated Inc.	850	403
	AmerisourceBergen Corp. Class A	2,691	394
*	Pilgrim's Pride Corp.	12,974	369
	Albertsons Cos. Inc. Class A	13,271	365
	Bunge Ltd.	3,668	364
	MGP Ingredients Inc.	2,964	324
*,1	Veru Inc.	18,856	288
	Universal Corp.	5,429	277
	Campbell Soup Co.	5,306	267
	Cal-Maine Foods Inc.	4,927	264
	Colgate-Palmolive Co.	2,875	225
*	United Natural Foods Inc.	4,986	220
*	Chefs' Warehouse Inc.	6,172	206
	Andersons Inc.	5,077	188
	Kimberly-Clark Corp.	1,395	178
*	Celsius Holdings Inc.	1,594	165
	Mondelez International Inc. Class A	2,637	163
	Vector Group Ltd.	15,923	156
	Edgewell Personal Care Co.	2,256	88
	Brown-Forman Corp. Class B	1,150	84
	Spectrum Brands Holdings Inc.	1,269	80
	Hormel Foods Corp.	1,501	75
*	TreeHouse Foods Inc.	1,495	70
*	Grocery Outlet Holding Corp.	1,501	60
*	Sprouts Farmers Market Inc.	1,911	55
*,1	BRC Inc. Class A	4,735	46
			26,459
Energy (20.6%)
	ConocoPhillips	25,566	2,798
	Exxon Mobil Corp.	23,231	2,221
	EOG Resources Inc.	17,524	2,126
	Chevron Corp.	12,279	1,941
	Schlumberger NV	46,253	1,765
	Pioneer Natural Resources Co.	6,872	1,740

		Shares	Market Value ($000)
	Marathon Petroleum Corp.	17,076	1,720
	Devon Energy Corp.	14,233	1,005
	Targa Resources Corp.	13,460	918
	Cheniere Energy Inc.	5,435	871
*	Enphase Energy Inc.	3,042	871
	ONEOK Inc.	10,743	658
*	Antero Resources Corp.	16,067	644
	CONSOL Energy Inc.	8,664	622
	Marathon Oil Corp.	23,750	608
	Helmerich & Payne Inc.	13,421	574
	Continental Resources Inc.	8,095	565
	Ovintiv Inc. (XNYS)	10,518	559
	APA Corp.	14,029	549
	Hess Corp.	4,470	540
	PDC Energy Inc.	7,954	540
	EQT Corp.	11,203	536
	HF Sinclair Corp.	10,111	532
	Williams Cos. Inc.	15,412	525
	Murphy Oil Corp.	13,216	515
	Coterra Energy Inc.	16,605	513
	Occidental Petroleum Corp.	7,201	511
*	Range Resources Corp.	15,340	504
	Valero Energy Corp.	4,298	503
	Diamondback Energy Inc.	3,759	501
*	Southwestern Energy Co.	65,472	490
*	DTE Midstream LLC	8,852	489
	Halliburton Co.	16,170	487
	Patterson-UTI Energy Inc.	31,920	476
	Alpha Metallurgical Resources Inc.	2,927	460
	NOV Inc.	25,122	444
*	Peabody Energy Corp.	17,435	430
	CVR Energy Inc.	13,114	428
*	Tidewater Inc.	18,240	404
	Matador Resources Co.	6,350	378
	SM Energy Co.	8,400	370
	Arch Resources Inc.	2,524	367
	Berry Corp.	39,109	358
	Northern Oil and Gas Inc.	11,227	355
*	Comstock Resources Inc.	17,599	345
	Warrior Met Coal Inc.	10,386	338
*	SandRidge Energy Inc.	15,841	332
	Civitas Resources Inc.	4,825	324
	Enviva Inc.	4,511	314
	California Resources Corp.	6,178	309
*	PBF Energy Inc. Class A	8,714	298
	Chord Energy Corp.	2,064	292
*	NexTier Oilfield Solutions Inc.	30,567	286
	SunCoke Energy Inc.	42,428	280
*	Nabors Industries Ltd. (XNYS)	2,006	266
	Brigham Minerals Inc. Class A	8,661	258
*	Kosmos Energy Ltd.	36,425	258
*	Amplify Energy Corp.	33,646	251
*	Borr Drilling Ltd.	62,680	251
	HighPeak Energy Inc.	9,766	247
*	Talos Energy Inc.	11,825	245
*	Weatherford International plc	8,712	245
	New Fortress Energy Inc. Class A	4,136	237
*	TETRA Technologies Inc.	58,262	232

		Shares	Market Value ($000)
	Solaris Oilfield Infrastructure Inc. Class A	21,435	229
*	Earthstone Energy Inc. Class A	14,967	228
*	NextDecade Corp.	30,250	223
*	Array Technologies Inc.	10,348	216
*	W&T Offshore Inc.	32,782	213
*	CNX Resources Corp.	11,747	208
*	ProPetro Holding Corp.	21,179	194
*	MRC Global Inc.	19,848	193
	RPC Inc.	23,871	190
*	Valaris Ltd.	3,735	190
*	Golar LNG Ltd.	6,917	189
	Magnolia Oil & Gas Corp. Class A	7,884	188
*	Noble Corp.	6,209	188
*	EVgo Inc.	18,683	177
	Sitio Royalties Corp.	6,954	177
	Ramaco Resources Inc.	15,413	162
*	SilverBow Resources Inc.	3,946	157
*	Centennial Resource Development Inc. Class A	18,935	156
	Kinetik Holdings Inc.	4,170	154
*	Ring Energy Inc.	47,211	153
*	Par Pacific Holdings Inc.	7,978	150
	Archrock Inc.	19,932	147
	Antero Midstream Corp.	14,541	146
	Delek US Holdings Inc.	5,159	146
*	Gulfport Energy Corp.	1,491	146
	Cactus Inc. Class A	3,528	141
*	Select Energy Services Inc. Class A	18,106	129
*	REX American Resources Corp.	4,095	124
*	Newpark Resources Inc.	28,772	83
*	Ameresco Inc. Class A	1,172	81
*	Liberty Energy Inc. Class A	5,204	78
*	Green Plains Inc.	1,383	51
*	Bristow Group Inc.	1,662	48
			45,274
Financials (14.0%)
	Progressive Corp.	11,760	1,442
	American Financial Group Inc.	11,100	1,417
	Chubb Ltd.	7,101	1,342
	American International Group Inc.	24,074	1,246
	Aon plc Class A (XNYS)	3,473	970
	ServisFirst Bancshares Inc.	11,423	964
*	Berkshire Hathaway Inc. Class B	3,378	949
	W R Berkley Corp.	12,450	807
	Safety Insurance Group Inc.	8,699	783
	Prudential Financial Inc.	7,560	724
	Marsh & McLennan Cos. Inc.	3,842	620
	CME Group Inc.	3,119	610
	Kinsale Capital Group Inc.	2,247	570
	Assured Guaranty Ltd.	10,378	530
	Travelers Cos. Inc.	3,118	504
	Berkshire Hills Bancorp Inc.	17,465	493
	Employers Holdings Inc.	12,287	481
	Unum Group	12,658	479
	BancFirst Corp.	4,095	442
	White Mountains Insurance Group Ltd.	320	438
	Hope Bancorp Inc.	26,927	390
	Ares Management Corp. Class A	4,924	365
	Flushing Financial Corp.	17,674	365

		Shares	Market Value ($000)
	Bank OZK	8,701	353
	Comerica Inc.	4,398	353
	ConnectOne Bancorp Inc.	13,276	332
	Brown & Brown Inc.	5,218	329
	Central Pacific Financial Corp.	14,848	324
	Hanmi Financial Corp.	13,085	323
	NBT Bancorp Inc.	8,107	314
	Towne Bank	10,777	307
*	Brighthouse Financial Inc.	6,311	300
*	Customers Bancorp Inc.	8,507	295
	East West Bancorp Inc.	4,043	292
	Nelnet Inc. Class A	3,358	283
	Provident Financial Services Inc.	11,987	278
	Eagle Bancorp Inc.	5,647	274
*	MBIA Inc.	22,244	262
	Wells Fargo & Co.	5,842	255
*	Encore Capital Group Inc.	4,548	249
	WesBanco Inc.	7,273	249
	FactSet Research Systems Inc.	570	247
*	Genworth Financial Inc. Class A	57,496	243
	Federal Agricultural Mortgage Corp. Class C	2,217	242
*	Credit Acceptance Corp.	446	237
	Brookline Bancorp Inc.	18,604	232
	UMB Financial Corp.	2,530	226
	CVB Financial Corp.	8,482	223
	Cullen/Frost Bankers Inc.	1,682	219
	QCR Holdings Inc.	3,804	212
	Southside Bancshares Inc.	5,638	212
	Washington Trust Bancorp Inc.	4,143	210
	Northfield Bancorp Inc.	14,015	207
	1st Source Corp.	4,306	203
	Byline Bancorp Inc.	8,900	194
	Westamerica BanCorp.	3,454	193
	OFG Bancorp	6,565	179
	Hancock Whitney Corp.	3,402	164
	Preferred Bank	2,367	161
	Bank of NT Butterfield & Son Ltd.	4,856	158
	Horace Mann Educators Corp.	4,387	157
	Stock Yards Bancorp Inc.	2,362	157
	American Equity Investment Life Holding Co.	4,046	154
	Enterprise Financial Services Corp.	3,334	152
	Horizon Bancorp Inc.	7,941	150
	Kearny Financial Corp.	13,073	149
	Raymond James Financial Inc.	1,419	148
	Univest Financial Corp.	5,892	146
	Northwest Bancshares Inc.	9,850	139
	City Holding Co.	1,625	138
	Cboe Global Markets Inc.	1,136	134
	RLI Corp.	1,220	134
*	Enova International Inc.	3,719	130
	Lakeland Financial Corp.	1,726	130
*	Nicolet Bankshares Inc.	1,687	129
*	Metropolitan Bank Holding Corp.	1,776	127
	First Commonwealth Financial Corp.	9,013	122
	Houlihan Lokey Inc. Class A	1,522	120
	First BanCorp. (XNYS)	8,122	116
*	EZCorp. Inc. Class A	12,853	112
	CNA Financial Corp.	2,672	103

		Shares	Market Value ($000)
	Hanover Insurance Group Inc.	795	103
	HarborOne Bancorp Inc.	7,475	102
	Fulton Financial Corp.	6,231	101
	Wintrust Financial Corp.	1,189	100
	Fifth Third Bancorp	2,876	98
	Independent Bank Corp.	4,590	94
*	Triumph Bancorp Inc.	1,452	90
	Cohen & Steers Inc.	1,247	89
	Old Republic International Corp.	3,978	87
*	Mr Cooper Group Inc.	2,029	86
	Sandy Spring Bancorp Inc.	2,216	85
	FNB Corp.	6,740	80
	Commerce Bancshares Inc.	1,136	78
	Home BancShares Inc.	3,185	75
	Arthur J Gallagher & Co.	407	74
	United Fire Group Inc.	2,438	72
	First Bancorp (XNGS)	1,841	67
	Trustmark Corp.	1,914	60
	Dime Community Bancshares Inc.	1,920	60
	Morningstar Inc.	254	58
	Regional Management Corp.	1,519	51
	Pinnacle Financial Partners Inc.	613	50
	Charles Schwab Corp.	625	44
			30,916
Health Care (18.0%)
	UnitedHealth Group Inc.	5,311	2,758
	AbbVie Inc.	15,607	2,099
*	Vertex Pharmaceuticals Inc.	6,849	1,930
	Merck & Co. Inc.	22,527	1,923
	Pfizer Inc.	38,173	1,727
	Elevance Health Inc.	3,512	1,704
	Eli Lilly & Co.	5,589	1,684
*	Regeneron Pharmaceuticals Inc.	2,422	1,407
	Bristol-Myers Squibb Co.	20,667	1,393
*	Centene Corp.	15,262	1,370
	Humana Inc.	1,594	768
	Cigna Corp.	2,560	726
*	Molina Healthcare Inc.	1,875	633
	Thermo Fisher Scientific Inc.	1,106	603
	Amgen Inc.	2,485	597
*	Mirum Pharmaceuticals Inc.	19,707	492
*	Prometheus Biosciences Inc.	9,327	488
*	Geron Corp. (XNGS)	180,609	477
*	United Therapeutics Corp.	2,094	475
*	CorVel Corp.	2,970	461
*	Cogent Biosciences Inc.	27,955	461
*	Edwards Lifesciences Corp.	4,924	444
*	Seagen Inc.	2,836	438
*	Lantheus Holdings Inc.	5,353	422
*	Shockwave Medical Inc.	1,374	408
*	iRhythm Technologies Inc.	2,674	394
*	Alkermes plc	16,364	387
	Organon & Co.	13,213	377
*	Innoviva Inc.	28,528	375
*	Option Care Health Inc.	11,926	369
*	Prestige Consumer Healthcare Inc.	7,245	366
*	Cytokinetics Inc.	6,656	352
*	Exelixis Inc.	19,197	341

		Shares	Market Value ($000)
*	ADMA Biologics Inc.	121,262	327
*	Arcutis Biotherapeutics Inc.	11,986	323
*	Chinook Therapeutics Inc.	15,458	322
*	Evolent Health Inc. Class A	8,493	312
*	Amphastar Pharmaceuticals Inc.	10,484	310
*	Intra-Cellular Therapies Inc.	6,051	304
*	PTC Therapeutics Inc.	6,078	304
*	Catalyst Pharmaceuticals Inc.	22,390	303
*	CTI BioPharma Corp.	45,840	288
*	TransMedics Group Inc.	5,505	286
*	Adicet Bio Inc.	19,531	277
*	Kezar Life Sciences Inc.	24,701	254
*	Evolus Inc.	26,097	251
*	Apellis Pharmaceuticals Inc.	4,106	248
*	Intercept Pharmaceuticals Inc.	14,247	247
*	Travere Thrapeutics Inc.	9,077	243
*	Tricida Inc.	19,349	242
*	Gossamer Bio Inc.	17,112	239
*	Halozyme Therapeutics Inc.	5,857	239
*	Cutera Inc.	4,812	230
*	NextGen Healthcare Inc.	13,259	227
*	Axsome Therapeutics Inc.	3,302	211
*	Liquidia Corp.	35,003	202
*	Jazz Pharmaceuticals plc	1,265	196
*	Eiger BioPharmaceuticals Inc.	23,172	191
*	Point Biopharma Global Inc.	19,186	187
*	Cerevel Therapeutics Holdings Inc.	6,308	184
*	BioMarin Pharmaceutical Inc.	2,018	180
*	Harmony Biosciences Holdings Inc.	3,688	162
	Danaher Corp.	576	155
*	Corcept Therapeutics Inc.	5,429	140
*	Enanta Pharmaceuticals Inc.	2,238	136
	Cardinal Health Inc.	1,916	135
	SIGA Technologies Inc.	8,975	135
*	Horizon Therapeutics plc	2,270	134
*	Haemonetics Corp.	1,734	130
*	Inspire Medical Systems Inc.	677	130
*	Kiniksa Pharmaceuticals Ltd. Class A	10,760	126
*	Dynavax Technologies Corp.	10,736	123
*	Avid Bioservices Inc.	6,895	119
*	Acadia Healthcare Co. Inc.	1,343	110
*	Crinetics Pharmaceuticals Inc.	5,599	106
	Owens & Minor Inc.	3,599	106
	Becton Dickinson and Co.	415	105
*	Neurocrine Biosciences Inc.	936	98
*	Vaxcyte Inc.	3,737	98
	Atrion Corp.	161	97
*	BioCryst Pharmaceuticals Inc.	6,987	97
*	IVERIC bio Inc.	9,752	96
*	FibroGen Inc.	7,670	95
*	Kura Oncology Inc.	6,847	95
*	Surgery Partners Inc.	3,440	95
*	Eagle Pharmaceuticals Inc.	2,597	85
*	AnaptysBio Inc.	3,540	82
	STERIS plc	404	81
*	Incyte Corp.	1,096	77
*	ACADIA Pharmaceuticals Inc.	4,546	75
	Royalty Pharma plc Class A	1,624	68

		Shares	Market Value ($000)
*	Sarepta Therapeutics Inc.	566	62
*	Aclaris Therapeutics Inc.	3,698	59
*	Amicus Therapeutics Inc.	4,829	54
*	R1 RCM Inc.	2,260	49
*	Ionis Pharmaceuticals Inc.	1,099	47
*	Tenet Healthcare Corp.	633	36
*	Agiliti Inc.	2,163	35
			39,609
Industrials (12.9%)
	Northrop Grumman Corp.	3,305	1,580
	Carlisle Cos. Inc.	4,777	1,412
	General Dynamics Corp.	5,510	1,261
	Lockheed Martin Corp.	2,837	1,192
	L3Harris Technologies Inc.	4,926	1,124
	Automatic Data Processing Inc.	3,253	795
	Silgan Holdings Inc.	14,445	658
	WW Grainger Inc.	1,113	618
	Union Pacific Corp.	2,540	570
*	WESCO International Inc.	4,302	566
*	ExlService Holdings Inc.	3,333	559
	Raytheon Technologies Corp.	6,006	539
	Schneider National Inc. Class B	22,220	508
	Scorpio Tankers Inc.	11,956	497
*	FTI Consulting Inc.	3,012	484
	EnPro Industries Inc.	5,319	482
*	WillScot Mobile Mini Holdings Corp.	10,994	441
*	Builders FirstSource Inc.	6,719	394
	Triton International Ltd.	6,485	386
	Quanta Services Inc.	2,714	383
*	AMN Healthcare Services Inc.	3,474	357
	Packaging Corp. of America	2,589	354
	Dorian LPG Ltd.	23,340	340
	Applied Industrial Technologies Inc.	3,174	336
*	Cross Country Healthcare Inc.	12,678	322
	SFL Corp. Ltd.	29,220	313
	United Parcel Service Inc. Class B	1,546	301
*	Bloom Energy Corp. Class A	11,551	293
*	Teekay Tankers Ltd. Class A	11,807	290
*	Veritiv Corp.	2,407	287
	Paychex Inc.	2,253	278
*	Target Hospitality Corp.	20,382	271
	Zurn Elkay Water Solutions Corp.	9,778	270
	International Seaways Inc.	8,966	265
	nVent Electric plc	7,959	262
*	ATI Inc.	8,463	253
*	CBIZ Inc.	5,654	247
	CRA International Inc.	2,637	241
*	Air Transport Services Group Inc.	7,949	239
	DHT Holdings Inc.	29,933	234
*	Donnelley Financial Solutions Inc.	5,500	233
	Sealed Air Corp.	4,304	232
	HEICO Corp.	1,509	230
	Costamare Inc.	20,105	227
*	International Money Express Inc.	10,085	226
	Eagle Bulk Shipping Inc.	5,151	224
*	Hudson Technologies Inc.	26,404	219
*	Huron Consulting Group Inc.	3,118	209
*	Atkore Inc.	2,464	208

		Shares	Market Value ($000)
*	Titan International Inc.	14,618	205
*	AAR Corp.	4,755	204
	Curtiss-Wright Corp.	1,322	195
	Jack Henry & Associates Inc.	904	174
	CH Robinson Worldwide Inc.	1,468	168
	Encore Wire Corp.	1,284	167
	Huntington Ingalls Industries Inc.	725	167
*	Forrester Research Inc.	3,920	163
*	CoreCivic Inc.	16,811	160
*	Frontline Ltd.	13,473	160
*	MYR Group Inc.	1,714	159
*	BlueLinx Holdings Inc.	2,221	156
	Belden Inc.	2,368	155
*	Verra Mobility Corp. Class A	9,654	154
	Genco Shipping & Trading Ltd.	11,020	151
	Kforce Inc.	2,707	148
*	NV5 Global Inc.	1,022	144
	Resources Connection Inc.	7,392	144
	Covenant Logistics Group Inc. Class A	4,982	140
	Acuity Brands Inc.	851	139
	Herc Holdings Inc.	1,213	136
	Kronos Worldwide Inc.	10,551	136
*	Fair Isaac Corp.	300	135
	Korn Ferry	2,081	127
	Standex International Corp.	1,341	121
*	Kirby Corp.	1,727	116
*	Chart Industries Inc.	576	112
	GATX Corp.	1,163	112
	Moog Inc. Class A	1,469	110
	Golden Ocean Group Ltd.	11,439	110
	American Express Co.	678	103
	Tetra Tech Inc.	754	102
	Advanced Drainage Systems Inc.	735	100
*	Sterling Infrastructure Inc.	3,657	92
	Wabash National Corp.	5,482	90
	Shyft Group Inc.	3,765	90
	AECOM	1,151	84
	Safe Bulkers Inc.	26,224	84
	Ryder System Inc.	1,023	78
	Kadant Inc.	408	73
	Textainer Group Holdings Ltd.	2,362	72
*	Energy Recovery Inc.	3,083	71
*	Fluor Corp.	2,601	69
*	Paylocity Holding Corp.	286	69
*	AeroVironment Inc.	763	68
	ArcBest Corp.	841	68
*,1	Cerberus Cyber Sentinel Corp.	25,167	68
	Cintas Corp.	162	66
*	Saia Inc.	286	59
	Myers Industries Inc.	2,718	53
	McGrath RentCorp.	592	50
	Old Dominion Freight Line Inc.	184	50
	Regal Rexnord Corp.	309	43
	Gorman-Rupp Co.	1,426	38
			28,418
Real Estate (0.1%)
	Kennedy-Wilson Holdings Inc.	12,654	222

		Shares	Market Value ($000)
	Marcus & Millichap Inc.	1,203	45
			267
Technology (6.6%)
*	Palo Alto Networks Inc.	3,571	1,988
	Broadcom Inc.	3,066	1,530
	Apple Inc.	6,026	947
*	Cadence Design Systems Inc.	3,445	599
*	Lattice Semiconductor Corp.	10,691	576
*	Synopsys Inc.	1,601	554
*	Qualys Inc.	3,458	525
*	ON Semiconductor Corp.	7,530	518
*	Perficient Inc.	6,552	512
*	Axcelis Technologies Inc.	7,098	475
*	Impinj Inc.	5,086	454
	KBR Inc.	8,233	398
*	Gartner Inc.	1,355	387
*	Pure Storage Inc. Class A	12,782	370
	Monolithic Power Systems Inc.	744	337
	Simulations Plus Inc.	4,926	296
*	Rambus Inc.	10,638	274
*	Fortinet Inc.	5,265	256
	International Business Machines Corp.	1,984	255
	CSG Systems International Inc.	4,053	235
*	Box Inc. Class A	9,053	233
*	Super Micro Computer Inc.	3,363	219
*	Photronics Inc.	12,107	203
*	PDF Solutions Inc.	7,235	191
*	Arrow Electronics Inc.	1,810	190
	Entegris Inc.	1,803	171
*	Aspen Technology Inc.	761	160
*	Avid Technology Inc.	5,150	141
*	Alphabet Inc. Class A	1,280	139
	A10 Networks Inc.	9,959	138
	NortonLifeLock Inc.	6,128	138
	Hackett Group Inc.	6,442	132
*	Cyxtera Technologies Inc.	19,960	127
	Microsoft Corp.	477	125
*	GoDaddy Inc. Class A	1,635	124
	KLA Corp.	303	104
*	MACOM Technology Solutions Holdings Inc. Class H	1,673	92
*	CACI International Inc. Class A	288	81
	NVIDIA Corp.	475	72
*	SPS Commerce Inc.	587	72
	Leidos Holdings Inc.	725	69
	American Software Inc. Class A	3,865	66
*	FormFactor Inc.	2,160	63
	HP Inc.	1,458	42
*	Nutex Health Inc.	12,765	34
			14,612
Telecommunications (1.3%)
*	Arista Networks Inc.	4,464	535
*	Clearfield Inc.	4,270	496
	Motorola Solutions Inc.	1,447	352
*	WideOpenWest Inc.	14,027	250
	Juniper Networks Inc.	7,617	216
*	Gogo Inc.	13,366	199
*	Calix Inc.	3,119	184

		Shares	Market Value ($000)
*,1	Lightwave Logic Inc.	19,409	155
*	Extreme Networks Inc.	10,388	149
*	Harmonic Inc.	7,945	89
*	Anterix Inc.	1,834	78
	Ubiquiti Inc.	249	77
			2,780
Utilities (0.5%)
	Waste Management Inc.	4,595	777
*	Vertex Energy Inc.	26,096	222
*	Evoqua Water Technologies Corp.	1,094	38
			1,037
Total Common Stocks (Cost $202,311)			219,129
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 2.284% (Cost $761)	7,615	761
Total Investments (99.9%) (Cost $203,072)			219,890
Other Assets and Liabilities—Net (0.1%)			121
Net Assets (100%)			220,011
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $209,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $225,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	2	396	22
Micro E-mini S&P 500 Index	September 2022	16	317	(4)
				18
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.